UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio
March 31, 2016
unaudited
Common stocks 58.68% Consumer discretionary 9.86%	Shares	Value (000)
Comcast Corp., Class A	33,054,000	$2,018,938
Home Depot, Inc.	13,384,349	1,785,874
Amazon.com, Inc.[1]	2,785,000	1,653,288
Twenty-First Century Fox, Inc., Class A	31,302,306	872,708
McDonald’s Corp.	5,432,000	682,694
VF Corp.	5,016,000	324,836
CBS Corp., Class B	4,705,863	259,246
Target Corp.	2,700,000	222,156
Walt Disney Co.	1,800,000	178,758
Macy’s, Inc.	3,700,000	163,133
Time Warner Inc.	2,200,000	159,610
NIKE, Inc., Class B	2,075,000	127,550
Charter Communications, Inc., Class A1	610,000	123,482
General Motors Co.	3,500,000	110,005
Liberty Global PLC, Class C1	390,000	14,648
Gentex Corp.	856,000	13,431
		8,710,357
Financials 8.68%
Berkshire Hathaway Inc., Class A1	8,110	1,731,079
Wells Fargo & Co.	25,882,000	1,251,654
JPMorgan Chase & Co.	19,241,000	1,139,452
Chubb Corp.	5,975,000	711,921
Citigroup Inc.	10,700,000	446,725
SunTrust Banks, Inc.	11,200,000	404,096
PNC Financial Services Group, Inc.	3,185,000	269,355
Goldman Sachs Group, Inc.	1,564,270	245,559
Capital One Financial Corp.	2,920,000	202,385
U.S. Bancorp	4,700,000	190,773
Bank of America Corp.	13,000,000	175,760
Crown Castle International Corp.	2,010,446	173,904
Weyerhaeuser Co.[1]	4,700,000	145,606
Legal & General Group PLC	40,000,000	135,122
American Tower Corp.	1,145,000	117,214
Iron Mountain Inc.	3,012,000	102,137
BlackRock, Inc.	295,000	100,468
CNO Financial Group, Inc.	4,904,120	87,882
Intercontinental Exchange, Inc.	97,000	22,809
HDFC Bank Ltd.[2]	1,150,000	21,778
		7,675,679
Information technology 8.60%
Microsoft Corp.	51,320,000	2,834,404
Intel Corp.	23,482,100	759,646
Broadcom Ltd.	4,809,500	743,068
ASML Holding NV (New York registered)	4,887,288	490,635
ASML Holding NV	1,693,000	171,995
American Balanced Fund — Page 1 of 33

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,390,000	$508,018
Texas Instruments Inc.	8,332,000	478,423
TE Connectivity Ltd.	7,155,000	443,038
VeriSign, Inc.[1]	5,000,000	442,700
Visa Inc., Class A	4,492,000	343,548
Alphabet Inc., Class A1	158,000	120,538
Alphabet Inc., Class C1	158,000	117,702
Analog Devices, Inc.	1,700,000	100,623
KLA-Tencor Corp.	467,000	34,002
MasterCard Inc., Class A	163,000	15,403
		7,603,743
Consumer staples 7.73%
Philip Morris International Inc.	21,779,000	2,136,738
Coca-Cola Co.	33,666,300	1,561,780
Kraft Heinz Co.	10,707,550	841,185
Procter & Gamble Co.	9,690,000	797,584
Walgreens Boots Alliance, Inc.	3,800,000	320,112
Reynolds American Inc.	4,620,000	232,432
Kellogg Co.	2,950,000	225,822
Estée Lauder Companies Inc., Class A	1,742,000	164,288
CVS Health Corp.	1,500,000	155,595
Kroger Co.	3,230,000	123,547
Costco Wholesale Corp.	700,000	110,306
General Mills, Inc.	1,500,000	95,025
Altria Group, Inc.	925,000	57,961
British American Tobacco PLC	190,000	11,161
		6,833,536
Health care 6.34%
UnitedHealth Group Inc.	9,869,500	1,272,179
Merck & Co., Inc.	21,097,000	1,116,242
Express Scripts Holding Co.[1]	9,846,400	676,349
Medtronic PLC	7,551,000	566,325
Johnson & Johnson	4,910,000	531,262
Bristol-Myers Squibb Co.	6,390,000	408,193
Pfizer Inc.	11,970,000	354,791
Gilead Sciences, Inc.	1,908,131	175,281
Thermo Fisher Scientific Inc.	1,236,000	175,005
Baxalta Inc.	2,500,000	101,000
Humana Inc.	454,000	83,059
Vertex Pharmaceuticals Inc.[1]	932,677	74,139
Amgen Inc.	427,000	64,020
Kite Pharma, Inc.[1]	200,000	9,182
		5,607,027
Industrials 4.91%
Boeing Co.	8,352,000	1,060,203
Lockheed Martin Corp.	4,748,037	1,051,690
General Electric Co.	21,500,000	683,485
Union Pacific Corp.	3,282,000	261,083
Nielsen Holdings PLC	4,800,000	252,768
Parker-Hannifin Corp.	2,000,000	222,160
Cummins Inc.	1,350,000	148,419
Rockwell Automation	1,200,000	136,500
American Balanced Fund — Page 2 of 33

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	1,598,900	$133,108
Deere & Co.	1,600,000	123,184
United Technologies Corp.	1,000,000	100,100
Caterpillar Inc.	1,300,000	99,502
TransDigm Group Inc.[1]	155,000	34,153
Rockwell Collins, Inc.	311,700	28,742
		4,335,097
Energy 4.65%
Royal Dutch Shell PLC, Class B (ADR)	13,118,000	645,274
Royal Dutch Shell PLC, Class B	4,000,000	97,665
Chevron Corp.	7,444,755	710,230
ConocoPhillips	14,247,668	573,754
Enbridge Inc.	12,418,200	483,192
Schlumberger Ltd.	4,458,124	328,787
Noble Energy, Inc.	10,178,229	319,698
Phillips 66	2,180,000	188,766
Concho Resources Inc.[1]	1,559,000	157,521
BP PLC	30,000,000	150,871
Baker Hughes Inc.	2,750,000	120,533
Suncor Energy Inc.	3,954,299	110,127
TOTAL SA	1,491,486	67,988
TOTAL SA (ADR)	832,368	37,806
Weatherford International PLC[1]	10,155,000	79,006
Southwestern Energy Co.[1]	5,000,000	40,350
		4,111,568
Materials 2.82%
E.I. du Pont de Nemours and Co.	17,339,388	1,097,930
Praxair, Inc.	6,199,400	709,521
LyondellBasell Industries NV	2,642,100	226,111
Dow Chemical Co.	3,500,000	178,010
Potash Corp. of Saskatchewan Inc.	6,300,569	107,236
Nucor Corp.	2,000,000	94,600
Royal Gold, Inc.	1,463,750	75,076
		2,488,484
Telecommunication services 0.25%
AT&T Inc.	3,538,000	138,583
Verizon Communications Inc.	1,470,000	79,498
		218,081
Utilities 0.21%
PG&E Corp.	2,850,000	170,202
National Grid PLC	1,215,000	17,227
		187,429
Miscellaneous 4.63%
Other common stocks in initial period of acquisition		4,091,993
Total common stocks (cost: $35,074,014,000)		51,862,994
American Balanced Fund — Page 3 of 33

unaudited
Preferred securities 0.00% Financials 0.00%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[3]	7,440	$4,880
Total preferred securities (cost: $5,208,000)		4,880
Bonds, notes & other debt instruments 34.03% U.S. Treasury bonds & notes 12.81% U.S. Treasury 10.34%	Principal amount (000)
U.S. Treasury 0.625% 2016	$136,450	136,584
U.S. Treasury 1.50% 2016	330,000	331,007
U.S. Treasury 0.50% 2017	130,000	129,919
U.S. Treasury 1.00% 2017	170,000	170,830
U.S. Treasury 0.625% 2018	885,000	882,451
U.S. Treasury 0.75% 2018	66,998	67,011
U.S. Treasury 1.125% 2018	210,000	211,674
U.S. Treasury 1.25% 2018	255,000	257,833
U.S. Treasury 1.00% 2019	113,885	114,361
U.S. Treasury 1.125% 2019	40,000	40,323
U.S. Treasury 1.50% 2019	44,000	44,759
U.S. Treasury 1.75% 2019	110,000	112,901
U.S. Treasury 1.25% 2020	617,000	621,523
U.S. Treasury 1.375% 2020	1,212,875	1,223,209
U.S. Treasury 1.375% 2020	120,325	121,387
U.S. Treasury 1.375% 2020	78,000	78,884
U.S. Treasury 1.50% 2020	101,000	102,565
U.S. Treasury 1.625% 2020	448,000	457,180
U.S. Treasury 1.75% 2020	142,030	145,579
U.S. Treasury 1.125% 2021	621,802	619,588
U.S. Treasury 1.375% 2021	405,300	408,401
U.S. Treasury 1.75% 2022	469,265	476,731
U.S. Treasury 2.00% 2022	179,750	185,315
U.S. Treasury 2.00% 2022	35,000	36,220
U.S. Treasury 1.75% 2023	50,000	50,718
U.S. Treasury 2.25% 2024	75,000	78,242
U.S. Treasury 2.00% 2025	197,068	200,968
U.S. Treasury 2.00% 2025	30,000	30,660
U.S. Treasury 2.125% 2025	117,225	120,922
U.S. Treasury 2.25% 2025	43,000	44,779
U.S. Treasury 1.625% 2026	288,516	284,572
U.S. Treasury 5.375% 2031	20,000	28,684
U.S. Treasury 2.75% 2042	32,950	34,042
U.S. Treasury 2.875% 2043	86,410	91,081
U.S. Treasury 3.125% 2043	48,025	53,210
U.S. Treasury 3.125% 2044	39,797	44,047
U.S. Treasury 3.625% 2044	66,625	80,855
U.S. Treasury 2.50% 2045	115,000	112,179
U.S. Treasury 2.875% 2045	110,000	115,757
U.S. Treasury 3.00% 2045	555,532	600,063
U.S. Treasury 3.00% 2045	103,800	111,998
U.S. Treasury 2.50% 2046	85,775	83,666
		9,142,678
American Balanced Fund — Page 4 of 33

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 2.46%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2016[4]	$88,330	$88,371
U.S. Treasury Inflation-Protected Security 2.50% 2016[4]	118,832	121,023
U.S. Treasury Inflation-Protected Security 2.125% 2019[4]	55,171	59,592
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	435,111	453,732
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	410,425	419,841
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	62,840	74,938
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	169,314	177,200
U.S. Treasury Inflation-Protected Security 1.75% 2028[4]	30,419	35,315
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	130,230	126,777
U.S. Treasury Inflation-Protected Security 0.625% 2043[4]	3,297	3,106
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	227,010	254,938
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	75,856	73,649
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	270,054	282,305
		2,170,787
Federal agency bonds & notes 0.01%
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,136
Total U.S. Treasury bonds & notes		11,323,601
Corporate bonds & notes 11.16% Financials 3.15%
ACE INA Holdings Inc. 2.30% 2020	7,635	7,770
ACE INA Holdings Inc. 2.875% 2022	25,665	26,515
ACE INA Holdings Inc. 3.15% 2025	23,495	24,206
ACE INA Holdings Inc. 3.35% 2026	8,660	9,051
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,128
American Campus Communities, Inc. 3.35% 2020	16,070	16,436
American Campus Communities, Inc. 3.75% 2023	7,915	8,022
American Campus Communities, Inc. 4.125% 2024	13,965	14,408
American Express Co. 6.15% 2017	22,800	24,255
American Express Credit Co. 1.55% 2017	9,055	9,087
American International Group, Inc. 3.875% 2035	10,000	8,964
American Tower Corp. 3.40% 2019	13,550	13,914
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,684
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	2,000	2,055
Banco Nacional de Comercio Exterior SNC 4.375% 2025[3]	5,000	5,048
Bank of America Corp. 2.625% 2020	20,000	20,169
Bank of America Corp. 5.625% 2020	15,500	17,434
Bank of America Corp. 3.875% 2025	42,775	44,591
Bank of America Corp. 4.45% 2026	13,270	13,730
Bank of Nova Scotia 4.50% 2025	24,000	24,017
Barclays Bank PLC 3.25% 2021	19,345	19,317
Barclays Bank PLC 3.65% 2025	35,460	33,326
BB&T Corp. 2.45% 2020	37,000	37,675
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,657
Berkshire Hathaway Inc. 2.90% 2020	9,500	10,010
Berkshire Hathaway Inc. 2.75% 2023	32,025	32,700
Berkshire Hathaway Inc. 3.125% 2026	21,195	21,813
BNP Paribas 4.375% 2025[3]	5,700	5,690
Boston Properties, Inc. 3.70% 2018	20,000	20,932
BPCE SA group 2.65% 2021	10,800	10,910
BPCE SA group 5.70% 2023[3]	8,000	8,501
BPCE SA group 4.625% 2024[3]	7,200	7,063
BPCE SA group 5.15% 2024[3]	11,355	11,622
American Balanced Fund — Page 5 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Brandywine Operating Partnership, LP 3.95% 2023	$1,639	$1,629
Capital One Financial Corp. 3.20% 2025	20,000	19,846
Charles Schwab Corp. 3.45% 2026	7,985	8,353
Citigroup Inc. 8.50% 2019	8,416	10,034
Citigroup Inc. 2.70% 2021	37,525	37,860
Citigroup Inc. 3.70% 2026	28,250	29,063
Citigroup Inc. 4.60% 2026	29,535	30,357
Citigroup Inc. 4.45% 2027	26,680	26,920
CME Group Inc. 5.30% 2043	3,135	3,758
CNA Financial Corp. 3.95% 2024	9,910	9,871
Commonwealth Bank of Australia New York, 2.55% 2021	5,500	5,583
Corporate Office Properties LP 5.25% 2024	30,030	30,970
Corporate Office Properties LP 5.00% 2025	6,735	6,807
Corporate Office Properties Trust 3.60% 2023	12,100	11,388
Credit Agricole SA 4.375% 2025[3]	13,865	13,614
Credit Suisse Group AG 1.70% 2018	12,000	11,953
Credit Suisse Group AG 3.80% 2022	10,000	9,970
Credit Suisse Group AG 3.75% 2025	16,600	15,895
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045	7,000	6,696
DDR Corp. 3.50% 2021	7,000	7,112
DDR Corp. 3.625% 2025	15,075	14,618
DDR Corp. 4.25% 2026	7,370	7,506
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,658
Discover Financial Services 4.20% 2023	12,715	13,316
EPR Properties 4.50% 2025	4,460	4,337
ERP Operating LP 4.75% 2020	12,000	13,136
Essex Portfolio L.P. 3.875% 2024	21,515	22,259
Essex Portfolio L.P. 3.50% 2025	21,965	22,008
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,361
Goldman Sachs Group, Inc. 2.55% 2019	66,250	67,368
Goldman Sachs Group, Inc. 2.60% 2020	24,575	24,810
Goldman Sachs Group, Inc. 2.75% 2020	20,725	21,068
Goldman Sachs Group, Inc. 2.875% 2021	25,745	26,239
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,549
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,115
Goldman Sachs Group, Inc. 3.85% 2024	14,700	15,221
Goldman Sachs Group, Inc. 3.50% 2025	5,200	5,260
Goldman Sachs Group, Inc. 3.75% 2026	17,095	17,528
Goldman Sachs Group, Inc. 4.75% 2045	7,025	7,374
Goodman Funding Pty Ltd. 6.00% 2022[3]	6,900	7,860
HCP, Inc. 5.375% 2021	15,000	16,405
Hospitality Properties Trust 6.70% 2018	23,400	24,584
Hospitality Properties Trust 4.25% 2021	30,925	31,424
Hospitality Properties Trust 5.00% 2022	4,350	4,529
Hospitality Properties Trust 4.50% 2023	16,130	16,056
Hospitality Properties Trust 4.50% 2025	5,500	5,301
HSBC Holdings PLC 3.40% 2021	22,000	22,469
HSBC Holdings PLC 4.25% 2024	8,000	8,100
HSBC Holdings PLC 4.30% 2026	23,085	23,835
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,397
Intercontinentalexchange, Inc. 3.75% 2025	8,500	8,675
Intesa Sanpaolo SpA 5.017% 2024[3]	26,160	24,547
JPMorgan Chase & Co. 1.35% 2017	8,520	8,538
JPMorgan Chase & Co. 2.25% 2020	42,185	42,556
American Balanced Fund — Page 6 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.55% 2020	$32,300	$32,769
JPMorgan Chase & Co. 2.55% 2021	33,480	33,811
JPMorgan Chase & Co. 3.25% 2022	12,000	12,530
JPMorgan Chase & Co. 3.875% 2024	25,000	25,656
JPMorgan Chase & Co. 3.30% 2026	18,500	18,678
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	35,000	35,175
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	27,481
Keybank National Association 2.50% 2019	17,000	17,232
Kimco Realty Corp. 5.70% 2017	6,180	6,441
Kimco Realty Corp. 3.40% 2022	15,690	16,024
Kimco Realty Corp. 3.125% 2023	11,705	11,609
Leucadia National Corp. 5.50% 2023	830	781
Liberty Mutual Group Inc. 4.25% 2023[3]	3,000	3,098
Lloyds Banking Group PLC 2.30% 2018	6,215	6,269
Lloyds Banking Group PLC 4.50% 2024	17,000	17,116
Lloyds Banking Group PLC 3.50% 2025	11,200	11,603
MetLife Global Funding I 2.30% 2019[3]	10,120	10,292
MetLife Global Funding I 2.00% 2020[3]	6,125	6,100
MetLife Global Funding I 2.50% 2020[3]	46,300	47,111
Metlife, Inc. 3.60% 2025	4,595	4,716
MetLife, Inc. 4.05% 2045	8,285	7,859
MetLife, Inc. 5.25% 2049	4,600	4,407
Morgan Stanley 3.80% 2016	5,700	5,712
Morgan Stanley 4.00% 2025	8,950	9,381
Morgan Stanley 3.875% 2026	36,895	38,580
Morgan Stanley 4.30% 2045	8,765	8,859
National Australia Bank Ltd. 2.625% 2021	9,800	9,986
Nationwide Mutual Insurance Co. 2.924% 2024[3,5]	8,150	7,936
New York Life Global Funding 2.10% 2019[3]	15,000	15,268
New York Life Global Funding 1.95% 2020[3]	16,000	16,017
Nordea Bank AB 2.50% 2020[3]	19,955	20,226
PNC Bank 2.40% 2019	14,800	15,117
PNC Bank 2.45% 2020	7,285	7,417
PNC Bank 2.60% 2020	30,000	30,690
PNC Financial Services Group, Inc. 3.90% 2024	23,800	25,085
Prologis, Inc. 4.25% 2023	20,000	21,701
Prologis, Inc. 3.75% 2025	16,940	17,719
Prudential Financial, Inc. 2.30% 2018	7,595	7,713
Prudential Financial, Inc. 3.50% 2024	23,600	24,039
QBE Insurance Group Ltd. 2.40% 2018[3]	19,300	19,383
Rabobank Nederland 2.25% 2019	15,000	15,239
Rabobank Nederland 2.50% 2021	38,570	39,033
Rabobank Nederland 3.375% 2025	4,200	4,320
Rabobank Nederland 4.375% 2025	20,125	20,848
Scentre Group 2.375% 2019[3]	14,845	14,888
Scentre Group 2.375% 2021[3]	20,430	20,301
Scentre Group 3.25% 2025[3]	10,135	9,957
Scentre Group 3.50% 2025[3]	33,445	33,700
Select Income REIT 3.60% 2020	8,000	8,049
Select Income REIT 4.50% 2025	4,690	4,474
Simon Property Group, LP 1.50% 2018[3]	13,825	13,855
Simon Property Group, LP 3.30% 2026	14,600	15,177
Skandinaviska Enskilda 2.625% 2020[3]	11,300	11,440
Skandinaviska Enskilda 2.625% 2021	33,000	33,434
American Balanced Fund — Page 7 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 2.50% 2018	$12,475	$12,654
Svenska Handelsbanken AB 2.25% 2019	10,000	10,164
TD Ameritrade Holding Co. 2.95% 2022	12,970	13,252
UBS Group AG 2.95% 2020[3]	20,000	20,095
UBS Group AG 4.125% 2025[3]	28,250	28,358
UDR, Inc. 4.00% 2025	2,470	2,572
Unum Group 5.625% 2020	345	382
Unum Group 3.875% 2025	5,045	4,875
US Bancorp. 3.70% 2024	18,000	19,567
US Bank NA 2.125% 2019	30,000	30,574
WEA Finance LLC 2.70% 2019[3]	5,395	5,437
WEA Finance LLC 3.25% 2020[3]	32,500	33,244
WEA Finance LLC 3.75% 2024[3]	22,800	23,256
Wells Fargo & Co. 1.25% 2016	3,000	3,006
Wells Fargo & Co. 2.55% 2020	28,235	28,761
Wells Fargo & Co. 2.50% 2021	83,382	84,534
Wells Fargo & Co. 4.60% 2021	25,000	27,769
Wells Fargo & Co. 4.65% 2044	4,148	4,268
Wells Fargo & Co. 4.90% 2045	21,402	23,011
Westpac Banking Corp. 2.60% 2020	30,000	30,664
		2,780,131
Consumer discretionary 1.52%
Amazon.com, Inc. 3.80% 2024	49,975	54,729
Amazon.com, Inc. 4.80% 2034	20,000	22,447
Amazon.com, Inc. 4.95% 2044	23,500	27,193
American Honda Finance Corp. 2.25% 2019	16,500	16,896
CBS Corp. 3.50% 2025	15,000	15,235
CBS Corp. 4.60% 2045	25,000	23,687
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	26,720	28,024
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	57,500	60,763
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	17,125	18,909
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	10,525	11,747
Comcast Corp. 6.30% 2017	16,750	18,114
Comcast Corp. 3.15% 2026	43,920	45,780
Comcast Corp. 6.45% 2037	15,000	19,928
Comcast Corp. 4.60% 2045	20,000	22,250
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	15,125	15,170
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	12,000	12,138
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	13,196
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	24,674	24,850
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	14,900	15,247
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	7,570	7,691
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,900	9,090
Ford Motor Credit Co. 1.50% 2017	8,500	8,491
Ford Motor Credit Co. 2.145% 2018	15,485	15,475
Ford Motor Credit Co. 2.375% 2018	8,990	9,036
Ford Motor Credit Co. 2.551% 2018	9,015	9,059
Ford Motor Credit Co. 2.597% 2019	26,735	26,882
Ford Motor Credit Co. 2.943% 2019	21,000	21,335
Ford Motor Credit Co. 2.459% 2020	18,090	17,994
Ford Motor Credit Co. 3.157% 2020	30,400	31,054
Ford Motor Credit Co. 3.20% 2021	9,000	9,217
Ford Motor Credit Co. 3.219% 2022	16,000	16,327
American Balanced Fund — Page 8 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.375% 2023	$15,475	$16,498
Ford Motor Credit Co. 3.664% 2024	10,000	10,121
Ford Motor Credit Co. 4.134% 2025	28,300	29,470
Ford Motor Credit Co. 4.389% 2026	13,000	13,803
General Motors Co. 4.00% 2025	6,075	5,938
General Motors Co. 6.60% 2036	11,785	13,008
General Motors Financial Co. 3.10% 2019	18,400	18,728
General Motors Financial Co. 3.50% 2019	4,685	4,809
General Motors Financial Co. 3.70% 2020	42,325	43,197
General Motors Financial Co. 4.20% 2021	23,000	23,792
General Motors Financial Co. 4.375% 2021	5,500	5,694
General Motors Financial Co. 3.45% 2022	52,100	51,251
General Motors Financial Co. 4.25% 2023	1,500	1,511
General Motors Financial Co. 4.30% 2025	18,175	18,031
Home Depot, Inc. 2.00% 2021	23,485	23,757
Home Depot, Inc. 4.40% 2021	15,000	16,814
Home Depot, Inc. 5.95% 2041	7,500	9,944
Home Depot, Inc. 4.25% 2046	19,800	21,849
Johnson Controls, Inc. 1.40% 2017	10,000	9,992
McDonald’s Corp. 3.70% 2026	17,905	19,017
NBC Universal Enterprise, Inc. 5.25% 2049[3]	475	490
Newell Rubbermaid Inc. 3.15% 2021	43,135	44,379
Newell Rubbermaid Inc. 3.85% 2023	31,830	33,073
Newell Rubbermaid Inc. 4.20% 2026	66,710	69,912
Newell Rubbermaid Inc. 5.375% 2036	2,970	3,164
Newell Rubbermaid Inc. 5.50% 2046	32,215	35,008
Nordstrom, Inc. 4.00% 2021	6,245	6,611
Starbucks Corp. 2.10% 2021	1,395	1,422
Thomson Reuters Corp. 1.65% 2017	4,965	4,973
Thomson Reuters Corp. 6.50% 2018	20,815	22,961
Thomson Reuters Corp. 4.30% 2023	4,500	4,787
Thomson Reuters Corp. 5.65% 2043	2,000	2,141
Time Warner Cable Inc. 6.75% 2018	20,000	22,019
Time Warner Inc. 3.60% 2025	47,000	48,357
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,917
Volkswagen International Finance NV 2.375% 2017[3]	16,000	16,099
		1,339,491
Energy 1.49%
Anadarko Petroleum Corp. 5.95% 2016	14,500	14,739
Anadarko Petroleum Corp. 4.85% 2021	24,635	25,118
Anadarko Petroleum Corp. 5.55% 2026	3,800	3,849
Anadarko Petroleum Corp. 6.45% 2036	685	686
Anadarko Petroleum Corp. 6.60% 2046	16,735	17,145
APT Pipelines Ltd. 4.20% 2025[3]	27,300	26,690
BG Energy Capital PLC 2.875% 2016[3]	8,325	8,362
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,297
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,548
Cenovus Energy Inc. 3.00% 2022	2,000	1,782
Cenovus Energy Inc. 3.80% 2023	20,710	18,646
Chevron Corp. 2.419% 2020	23,000	23,656
Chevron Corp. 3.326% 2025	13,700	14,126
ConocoPhillips 4.20% 2021	34,295	35,820
Devon Energy Corp. 2.25% 2018	12,060	11,264
American Balanced Fund — Page 9 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Devon Energy Corp. 5.00% 2045	$25,840	$19,354
Diamond Offshore Drilling, Inc. 4.875% 2043	36,530	24,203
Ecopetrol SA 5.375% 2026	13,385	12,203
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,587
Enbridge Energy Partners, LP 4.375% 2020	15,730	15,375
Enbridge Energy Partners, LP 4.20% 2021	300	285
Enbridge Energy Partners, LP 5.875% 2025	48,445	48,956
Enbridge Energy Partners, LP 5.50% 2040	15,000	12,254
Enbridge Energy Partners, LP 7.375% 2045	19,575	19,848
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	17,879
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	12,162
Enbridge Inc. 5.60% 2017	10,000	10,074
Enbridge Inc. 4.00% 2023	45,000	42,884
Energy Transfer Partners, LP 4.15% 2020	11,500	11,164
Energy Transfer Partners, LP 4.75% 2026	20,600	18,931
Energy Transfer Partners, LP 6.125% 2045	14,990	13,501
EnLink Midstream Partners, LP 4.40% 2024	16,245	13,072
EnLink Midstream Partners, LP 4.15% 2025	37,740	29,275
EnLink Midstream Partners, LP 5.05% 2045	9,405	6,348
Ensco PLC 5.20% 2025	8,370	4,708
Enterprise Products Operating LLC 5.20% 2020	6,355	6,948
Enterprise Products Operating LLC 3.90% 2024	16,545	16,757
Enterprise Products Operating LLC 4.90% 2046	11,905	11,490
EOG Resources, Inc. 4.15% 2026	34,105	35,434
Exxon Mobil Corp. 2.222% 2021	35,605	36,252
Exxon Mobil Corp. 2.726% 2023	21,000	21,384
Exxon Mobil Corp. 3.043% 2026	11,860	12,159
Halliburton Co. 3.375% 2022	12,525	12,761
Halliburton Co. 3.80% 2025	34,090	34,151
Halliburton Co. 5.00% 2045	26,970	26,509
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	18,537
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,770
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,992
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,837
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	12,487
Kinder Morgan Energy Partners, LP 4.25% 2024	10,545	10,007
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	11,387
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	4,058
Kinder Morgan Finance Co. 5.05% 2046	13,241	11,285
Kinder Morgan, Inc. 3.05% 2019	17,150	16,904
Kinder Morgan, Inc. 4.30% 2025	19,285	18,386
Kinder Morgan, Inc. 5.30% 2034	8,205	7,115
Kinder Morgan, Inc. 5.55% 2045	11,835	10,556
Noble Corp PLC 5.95% 2025	8,745	5,693
Petróleos Mexicanos 6.375% 2021[3]	12,110	12,946
Petróleos Mexicanos 3.50% 2023	22,000	19,993
Petróleos Mexicanos 6.875% 2026[3]	11,350	12,315
Petróleos Mexicanos 5.50% 2044	6,800	5,695
Petróleos Mexicanos 5.625% 2046	25,290	21,349
Phillips 66 Partners LP 3.605% 2025	5,380	4,900
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,487
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,435
Schlumberger BV 3.00% 2020[3]	14,535	14,752
Schlumberger BV 3.625% 2022[3]	42,865	44,155
American Balanced Fund — Page 10 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Schlumberger BV 4.00% 2025[3]	$25,565	$26,437
Shell International Finance BV 2.25% 2020	57,450	58,226
Spectra Energy Partners, LP 4.75% 2024	7,030	7,588
Statoil ASA 3.125% 2017	16,500	16,944
Statoil ASA 2.75% 2021	5,395	5,473
Statoil ASA 3.25% 2024	1,690	1,711
Statoil ASA 4.25% 2041	6,000	5,825
StatoilHydro ASA 1.80% 2016	16,000	16,089
TC PipeLines, LP 4.375% 2025	20,235	17,596
TransCanada PipeLines Ltd. 5.00% 2043	12,000	11,630
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,410	5,661
Western Gas Partners LP 3.95% 2025	3,730	3,203
Williams Partners LP 4.50% 2023	12,400	10,554
Williams Partners LP 4.30% 2024	16,170	13,474
Williams Partners LP 3.90% 2025	12,000	9,724
Williams Partners LP 4.00% 2025	4,800	3,871
Williams Partners LP 5.40% 2044	1,915	1,440
Williams Partners LP 5.10% 2045	13,795	9,960
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	11,545
		1,320,628
Health care 1.39%
AbbVie Inc. 1.75% 2017	8,000	8,041
AbbVie Inc. 2.50% 2020	10,400	10,605
AbbVie Inc. 3.20% 2022	5,685	5,889
AbbVie Inc. 3.60% 2025	28,000	29,461
AbbVie Inc. 4.50% 2035	10,360	10,801
Actavis Funding SCS 3.00% 2020	26,950	27,797
Actavis Funding SCS 3.45% 2022	32,390	33,682
Actavis Funding SCS 3.85% 2024	15,000	15,755
Actavis Funding SCS 3.80% 2025	25,550	26,638
Actavis Funding SCS 4.55% 2035	18,870	19,575
Actavis Funding SCS 4.75% 2045	49,500	52,645
AmerisourceBergen Corp. 3.25% 2025	2,170	2,206
AmerisourceBergen Corp. 4.25% 2045	2,045	1,983
Amgen Inc. 2.70% 2022	21,240	21,682
AstraZeneca PLC 3.375% 2025	86,820	90,084
AstraZeneca PLC 4.375% 2045	9,945	10,618
Baxalta Inc. 2.875% 2020[3]	18,020	18,014
Baxalta Inc. 4.00% 2025[3]	29,020	29,558
Bayer AG 2.375% 2019[3]	8,245	8,505
Becton, Dickinson and Co. 3.734% 2024	6,270	6,690
Biogen Inc. 3.625% 2022	19,850	21,031
Biogen Inc. 4.05% 2025	44,116	47,257
Biogen Inc. 5.20% 2045	16,554	18,439
Boston Scientific Corp. 3.375% 2022	38,500	39,377
Boston Scientific Corp. 3.85% 2025	57,300	59,559
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,003
Celgene Corp. 3.55% 2022	10,770	11,319
Celgene Corp. 3.625% 2024	32,655	33,823
Celgene Corp. 3.875% 2025	26,540	27,958
Celgene Corp. 4.625% 2044	9,475	9,694
Celgene Corp. 5.00% 2045	15,640	16,984
DENTSPLY International Inc. 2.75% 2016	9,830	9,885
American Balanced Fund — Page 11 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 2.40% 2020[3]	$24,900	$24,894
EMD Finance LLC 2.95% 2022[3]	12,850	13,140
EMD Finance LLC 3.25% 2025[3]	50,700	50,714
Gilead Sciences, Inc. 3.05% 2016	11,425	11,582
Gilead Sciences, Inc. 2.35% 2020	10,000	10,241
Humana Inc. 3.15% 2022	20,000	20,295
Johnson & Johnson 2.45% 2026	9,485	9,544
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,353
McKesson Corp. 3.796% 2024	10,000	10,457
Medtronic, Inc. 3.50% 2025	19,000	20,305
Medtronic, Inc. 4.375% 2035	7,715	8,371
Medtronic, Inc. 4.625% 2045	8,220	9,206
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,500	1,532
Pfizer Inc. 7.20% 2039	485	710
Quest Diagnostics Inc. 4.70% 2045	1,340	1,304
Roche Holdings, Inc. 2.875% 2021[3]	22,000	23,093
Roche Holdings, Inc. 3.00% 2025[3]	19,000	19,702
St. Jude Medical, Inc. 2.80% 2020	13,870	14,204
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,132
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,506
Trinity Health Corp 4.125% 2045	3,000	3,027
UnitedHealth Group Inc. 1.40% 2017	10,000	10,056
UnitedHealth Group Inc. 6.00% 2017	20,170	21,362
UnitedHealth Group Inc. 6.00% 2018	35,000	38,016
UnitedHealth Group Inc. 2.125% 2021	26,195	26,450
UnitedHealth Group Inc. 3.35% 2022	15,405	16,394
UnitedHealth Group Inc. 3.75% 2025	16,475	17,780
WellPoint, Inc. 2.25% 2019	15,500	15,600
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,113
Zimmer Holdings, Inc. 3.15% 2022	29,050	29,535
Zimmer Holdings, Inc. 4.25% 2035	5,270	5,164
Zimmer Holdings, Inc. 4.45% 2045	25,000	24,523
		1,227,863
Consumer staples 1.18%
Altria Group, Inc. 9.25% 2019	5,067	6,267
Altria Group, Inc. 2.625% 2020	14,760	15,275
Altria Group, Inc. 2.95% 2023	12,000	12,446
Altria Group, Inc. 4.00% 2024	7,400	8,162
Altria Group, Inc. 9.95% 2038	13,500	23,818
Altria Group, Inc. 4.50% 2043	13,700	14,783
Altria Group, Inc. 5.375% 2044	6,825	8,374
Anheuser-Busch InBev NV 7.75% 2019	20,000	23,323
Anheuser-Busch InBev NV 2.65% 2021	70,000	72,011
Anheuser-Busch InBev NV 3.30% 2023	39,920	41,551
Anheuser-Busch InBev NV 3.65% 2026	127,525	134,274
Anheuser-Busch InBev NV 4.70% 2036	8,960	9,704
Anheuser-Busch InBev NV 4.90% 2046	11,040	12,365
British American Tobacco International Finance PLC 2.125% 2017[3]	16,000	16,135
British American Tobacco International Finance PLC 9.50% 2018[3]	11,955	14,237
British American Tobacco International Finance PLC 3.50% 2022[3]	17,905	19,071
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	18,091
Coca-Cola Co. 1.80% 2016	17,500	17,590
CVS Caremark Corp. 5.125% 2045	7,588	8,828
American Balanced Fund — Page 12 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Imperial Tobacco Finance PLC 2.05% 2018[3]	$16,000	$16,055
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	17,300
Kraft Foods Inc. 2.25% 2017	4,725	4,772
Kraft Foods Inc. 3.50% 2022	23,285	24,494
Kroger Co. 2.60% 2021	6,100	6,291
Kroger Co. 3.50% 2026	16,135	16,999
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,715
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,571
PepsiCo, Inc. 7.90% 2018	15,000	17,484
Pernod Ricard SA 2.95% 2017[3]	35,500	35,859
Pernod Ricard SA 4.45% 2022[3]	9,600	10,381
Philip Morris International Inc. 1.875% 2021	25,020	25,175
Philip Morris International Inc. 3.25% 2024	24,300	26,022
Philip Morris International Inc. 3.375% 2025	34,830	37,604
Philip Morris International Inc. 2.75% 2026	5,750	5,868
Philip Morris International Inc. 4.25% 2044	6,000	6,369
Reynolds American Inc. 2.30% 2018	5,900	6,022
Reynolds American Inc. 3.25% 2022	11,420	12,019
Reynolds American Inc. 4.00% 2022	6,695	7,289
Reynolds American Inc. 4.85% 2023	12,000	13,583
Reynolds American Inc. 4.45% 2025	34,365	37,896
Reynolds American Inc. 5.70% 2035	1,555	1,824
Reynolds American Inc. 6.15% 2043	1,975	2,439
Reynolds American Inc. 5.85% 2045	48,010	58,579
SABMiller Holdings Inc. 2.45% 2017[3]	20,245	20,433
SABMiller Holdings Inc. 2.20% 2018[3]	18,700	19,127
The JM Smucker Co. 3.00% 2022	4,985	5,134
The JM Smucker Co. 3.50% 2025	21,040	22,101
The JM Smucker Co. 4.375% 2045	12,885	13,552
Tyson Foods, Inc. 3.95% 2024	10,420	11,132
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	20,630
Wal-Mart Stores, Inc. 2.80% 2016	19,000	19,013
Wal-Mart Stores, Inc. 3.30% 2024	12,295	13,278
WM. Wrigley Jr. Co 3.375% 2020[3]	22,500	23,465
		1,044,780
Utilities 0.89%
Ameren Corp. 3.65% 2026	5,965	6,133
American Electric Power Co. 2.95% 2022	16,090	16,327
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,918
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,323
CMS Energy Corp. 8.75% 2019	6,647	8,041
CMS Energy Corp. 5.05% 2022	9,215	10,327
CMS Energy Corp. 3.875% 2024	14,310	15,166
CMS Energy Corp. 3.60% 2025	1,595	1,651
Comision Federal de Electricidad 6.125% 2045[3]	3,000	2,992
Commonwealth Edison Company 4.35% 2045	8,345	9,154
Consumers Energy Co. 3.375% 2023	1,435	1,501
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	10,520	10,911
Dominion Gas Holdings LLC 2.50% 2019	17,885	18,177
Dominion Gas Holdings LLC 2.80% 2020	7,275	7,439
Dominion Gas Holdings LLC 3.60% 2024	9,081	9,344
Dominion Resources, Inc. 4.104% 2021	26,180	26,813
Duke Energy Carolinas, Inc. 2.50% 2023	2,700	2,733
American Balanced Fund — Page 13 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 3.95% 2023	$4,130	$4,395
Duke Energy Corp. 3.75% 2024	61,310	64,232
Duke Energy Progress Inc. 4.15% 2044	26,190	27,582
E.ON International Finance BV 5.80% 2018[3]	24,450	26,234
Electricité de France SA 2.35% 2020[3]	4,600	4,652
Electricité de France SA 3.625% 2025[3]	7,455	7,618
Electricité de France SA 6.95% 2039[3]	9,000	11,408
Entergy Corp. 4.70% 2017	9,600	9,776
Eversource Energy 2.50% 2021	10,200	10,352
Exelon Corp. 2.85% 2020	15,000	15,360
MidAmerican Energy Co. 2.40% 2019	5,500	5,657
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,491
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,385
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,310
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,309
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,595
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	13,886
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	5,400	5,492
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	15,500	16,271
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,375	6,602
Northeast Utilities 1.60% 2018	10,000	9,956
Northeast Utilities 3.15% 2025	8,845	8,828
Northern States Power Co. 4.125% 2044	18,000	19,279
NV Energy, Inc 6.25% 2020	10,168	11,758
Ohio Power Co., Series G, 6.60% 2033	165	204
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,997
Pacific Gas and Electric Co. 3.85% 2023	21,430	23,146
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,523
Pacific Gas and Electric Co. 3.75% 2024	20,000	21,313
Pacific Gas and Electric Co. 2.95% 2026	14,205	14,457
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,635
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,429
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,700
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,719
PacifiCorp. 3.35% 2025	7,800	8,237
PG&E Corp. 2.40% 2019	9,380	9,513
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,862
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,075
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,981
Puget Energy Inc. 3.65% 2025	9,400	9,483
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,677
Puget Sound Energy, Inc., First Lien, 6.00% 2021	13,200	15,059
Puget Sound Energy, Inc., First Lien, 5.625% 2022	14,950	16,772
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,756
Southern California Edison Co. 1.845% 2022[6]	13,221	13,066
Tampa Electric Co. 4.35% 2044	11,410	11,810
Teco Finance, Inc. 5.15% 2020	5,627	6,126
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	801	838
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,532
Xcel Energy Inc. 4.70% 2020	4,845	5,322
Xcel Energy Inc. 3.30% 2025	5,795	5,956
		786,566
American Balanced Fund — Page 14 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.48%	Principal amount (000)	Value (000)
AT&T Inc. 2.40% 2016	$18,000	$18,111
AT&T Inc. 2.80% 2021	54,500	55,868
AT&T Inc. 3.00% 2022	30,000	30,495
AT&T Inc. 3.40% 2025	15,324	15,391
AT&T Inc. 4.125% 2026	5,000	5,293
AT&T Inc. 4.50% 2035	21,760	21,561
AT&T Inc. 4.30% 2042	1,962	1,803
AT&T Inc. 4.80% 2044	9,994	9,819
AT&T Inc. 4.35% 2045	5,433	5,017
AT&T Inc. 4.75% 2046	434	425
AT&T Inc. 5.65% 2047	2,711	3,004
British Telecommunications PLC 2.35% 2019	13,285	13,551
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,040
France Télécom 4.125% 2021	20,000	21,895
France Télécom 9.00% 2031	1,625	2,473
Orange SA 2.75% 2019	14,870	15,340
Orange SA 5.50% 2044	14,000	16,747
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,399
Verizon Communications Inc. 3.00% 2021	5,674	5,906
Verizon Communications Inc. 4.272% 2036	74,149	74,040
Verizon Communications Inc. 6.25% 2037	20,000	23,470
Verizon Communications Inc. 4.522% 2048	49,385	49,695
		420,343
Industrials 0.41%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[6]	9,802	10,494
Atlas Copco AB 5.60% 2017[3]	15,905	16,522
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	1,240	1,263
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	781	798
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	4,615	4,935
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	3,406	3,534
Danaher Corp. 2.30% 2016	16,795	16,859
ERAC USA Finance Co. 2.80% 2018[3]	9,900	10,060
FedEx Corp. 4.75% 2045	65,685	69,817
General Electric Capital Corp. 0.964% 2016[3]	26,908	26,910
General Electric Capital Corp. 2.95% 2016	5,305	5,319
General Electric Capital Corp. 2.342% 2020[3]	18,286	18,762
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,973
General Electric Co. 5.25% 2017	11,000	11,798
General Electric Co. 2.70% 2022	11,000	11,449
General Electric Co. 4.125% 2042	11,000	11,575
Lockheed Martin Corp. 3.10% 2023	4,710	4,894
Lockheed Martin Corp. 3.55% 2026	48,050	50,965
Lockheed Martin Corp. 4.70% 2046	11,490	12,905
Southwest Airlines Co. 2.75% 2019	6,255	6,442
Union Pacific Corp. 5.70% 2018	11,150	12,258
United Technologies Corp. 3.10% 2022	30,000	31,801
Waste Management, Inc. 2.60% 2016	8,890	8,948
Waste Management, Inc. 2.90% 2022	15,000	15,315
		366,596
American Balanced Fund — Page 15 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.38%	Principal amount (000)	Value (000)
Apple Inc. 2.25% 2021	$23,000	$23,456
Apple Inc. 3.25% 2026	20,190	21,085
Harris Corp. 3.832% 2025	2,615	2,699
Harris Corp. 4.854% 2035	8,245	8,598
Hewlett-Packard Co. 4.40% 2022[3]	28,000	29,302
Intel Corp. 3.70% 2025	22,000	24,136
Intel Corp. 4.90% 2045	14,540	16,342
International Business Machines Corp. 1.95% 2016	35,000	35,154
International Business Machines Corp. 3.45% 2026	5,900	6,204
KLA-Tencor Corp. 4.65% 2024	10,000	10,136
Microsoft Corp. 3.125% 2025	10,000	10,519
Microsoft Corp. 4.20% 2035	18,000	19,337
Oracle Corp. 2.375% 2019	17,500	18,152
Oracle Corp. 2.80% 2021	6,100	6,394
QUALCOMM Inc. 3.45% 2025	16,400	17,000
Visa Inc. 2.80% 2022	23,000	24,032
Visa Inc. 3.15% 2025	49,000	51,236
Visa Inc. 4.30% 2045	10,000	10,972
		334,754
Materials 0.27%
Agrium Inc. 4.125% 2035	7,820	6,818
BHP Billiton Finance Ltd. 6.25% 2075[3]	3,175	3,207
BHP Billiton Finance Ltd. 6.75% 2075[3]	17,825	17,847
Chevron Phillips Chemical Company LLC 2.45% 2020[3]	16,880	16,682
CRH America, Inc. 3.875% 2025[3]	7,700	8,038
Eastman Chemical Co. 2.70% 2020	21,000	21,456
Eastman Chemical Co. 3.80% 2025	9,800	10,071
Ecolab Inc. 3.00% 2016	9,410	9,526
Ecolab Inc. 4.35% 2021	1,000	1,106
Ecolab Inc. 3.25% 2023	12,470	12,838
Ecolab Inc. 5.50% 2041	1,500	1,733
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,111
Holcim Ltd. 5.15% 2023[3]	12,500	13,494
International Paper Co. 3.65% 2024	8,500	8,644
International Paper Co. 7.30% 2039	8,425	10,061
Monsanto Co. 3.375% 2024	10,000	10,191
Monsanto Co. 4.40% 2044	13,090	12,203
Mosaic Co. 5.625% 2043	4,000	4,172
Packaging Corp. of America 4.50% 2023	610	641
Praxair, Inc. 1.05% 2017	16,000	15,947
Praxair, Inc. 2.25% 2020	13,990	14,191
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	15,903
Rohm and Haas Co. 6.00% 2017	5,003	5,293
		241,173
Total corporate bonds & notes		9,862,325
Mortgage-backed obligations 7.08%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,6]	750	757
Aventura Mall Trust, Series A, 3.743% 2032[3,5,6]	9,200	9,866
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[5,6]	3,349	3,349
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[6]	833	833
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[5,6]	10,901	11,172
American Balanced Fund — Page 16 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.618% 2049[5,6]	$4,100	$4,196
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.808% 2051[5,6]	1,250	1,298
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.219% 2051[5,6]	22,878	24,076
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,6]	11,150	11,541
Bank of Montreal 1.95% 2017[3,6]	250	252
Bank of Nova Scotia 2.15% 2016[3,6]	350	352
Bank of Nova Scotia 1.75% 2017[3,6]	65,625	66,065
Bank of Nova Scotia 1.95% 2017[3,6]	200	202
Bank of Nova Scotia 2.125% 2019[6]	16,225	16,492
Barclays Bank PLC 2.25% 2017[3,6]	2,850	2,886
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[5,6]	1,761	1,837
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[5,6]	9,280	9,635
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[5,6]	6,425	6,723
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.933% 2025[2,3,5,6]	25,196	24,825
Caisse Centrale Desjardins 1.60% 2017[3,6]	600	604
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.814% 2033[5,6]	2,221	2,223
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[6]	3,370	3,461
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[6]	6,036	6,076
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	15,055	15,151
COMM Mortgage Trust, Series 2014-277P, Class A, 3.611% 2049[3,5,6]	31,500	33,679
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,6]	9,700	10,018
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	17,555	17,806
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.813% 2049[5,6]	877	908
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[6]	15,265	16,563
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[6]	19,241	20,580
Commonwealth Bank of Australia 2.25% 2017[3,6]	675	683
Commonwealth Bank of Australia 1.875% 2018[3,6]	5,700	5,738
Commonwealth Bank of Australia 2.00% 2019[3,6]	23,500	23,671
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.433% 2023[3,5,6]	537	539
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.033% 2024[3,5,6]	1,232	1,234
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.933% 2025[5,6]	1,922	1,925
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	36,245	37,290
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,6]	800	802
Credit Suisse Group AG 2.60% 2016[3,6]	700	702
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[6]	610	668
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[6]	408	441
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[6]	566	606
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[6]	935	993
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[6]	2,923	2,984
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[6]	8,196	8,268
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 2039[5,6]	14,616	14,988
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[5,6]	13,539	13,972
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[6]	5,600	5,960
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,6]	11,520	11,530
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	871	873
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,6]	9,500	10,725
DNB ASA 1.45% 2019[3,6]	925	926
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.288% 2031[3,5,6]	9,329	9,181
Fannie Mae 11.00% 2018[6]	11	11
Fannie Mae 4.50% 2025[6]	4,420	4,741
Fannie Mae 4.50% 2025[6]	3,827	4,130
Fannie Mae 2.50% 2027[6]	28,210	29,208
Fannie Mae 2.50% 2027[6]	26,928	27,785
Fannie Mae 2.50% 2027[6]	1,872	1,931
American Balanced Fund — Page 17 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[6]	$1,781	$1,848
Fannie Mae 2.50% 2027[6]	1,380	1,426
Fannie Mae 2.50% 2027[6]	984	1,016
Fannie Mae 2.50% 2027[6]	832	862
Fannie Mae 2.50% 2027[6]	807	833
Fannie Mae 2.50% 2028[6]	21,477	22,161
Fannie Mae 2.50% 2028[6]	5,054	5,215
Fannie Mae 2.50% 2028[6]	2,610	2,688
Fannie Mae 2.50% 2028[6]	2,370	2,445
Fannie Mae 2.50% 2028[6]	2,239	2,310
Fannie Mae 2.50% 2028[6]	1,471	1,517
Fannie Mae 2.50% 2028[6]	920	949
Fannie Mae 2.50% 2028[6]	718	741
Fannie Mae 2.50% 2028[6]	357	369
Fannie Mae 5.50% 2033[6]	3,367	3,788
Fannie Mae 5.50% 2033[6]	3,014	3,393
Fannie Mae 5.50% 2033[6]	338	380
Fannie Mae 4.50% 2034[6]	11,904	13,008
Fannie Mae 3.00% 2035[6]	38,596	40,047
Fannie Mae 3.00% 2035[6]	34,446	35,772
Fannie Mae 3.00% 2035[6]	27,169	28,215
Fannie Mae 3.50% 2035[6]	77,358	81,789
Fannie Mae 3.50% 2035[6]	61,586	64,950
Fannie Mae 3.50% 2035[6]	46,825	49,414
Fannie Mae 3.50% 2035[6]	40,355	42,586
Fannie Mae 3.50% 2035[6]	34,269	36,164
Fannie Mae 3.50% 2035[6]	12,476	13,164
Fannie Mae 3.50% 2035[6]	624	659
Fannie Mae 5.00% 2035[6]	1,219	1,357
Fannie Mae 5.50% 2035[6]	1,384	1,558
Fannie Mae 5.50% 2035[6]	796	902
Fannie Mae 6.50% 2035[6]	2,990	3,592
Fannie Mae 5.50% 2036[6]	292	329
Fannie Mae 5.50% 2036[6]	237	267
Fannie Mae 6.00% 2036[6]	946	1,084
Fannie Mae 6.00% 2037[6]	11,191	12,890
Fannie Mae 6.50% 2037[6]	2,317	2,705
Fannie Mae 6.50% 2037[6]	1,926	2,134
Fannie Mae 6.50% 2037[6]	1,121	1,289
Fannie Mae 7.00% 2037[6]	524	585
Fannie Mae 7.00% 2037[6]	434	485
Fannie Mae 7.00% 2037[6]	311	347
Fannie Mae 5.50% 2038[6]	613	690
Fannie Mae 6.50% 2038[6]	3,160	3,689
Fannie Mae 5.50% 2039[6]	100	113
Fannie Mae 6.00% 2039[6]	15,191	17,316
Fannie Mae 4.00% 2040[6]	3,849	4,164
Fannie Mae 4.50% 2040[6]	18,798	20,524
Fannie Mae 4.50% 2040[6]	15,128	16,510
Fannie Mae 4.50% 2040[6]	12,037	13,141
Fannie Mae 5.00% 2040[6]	13,768	15,277
Fannie Mae 5.00% 2040[6]	2,878	3,200
Fannie Mae 5.00% 2040[6]	1,726	1,914
Fannie Mae 5.00% 2040[6]	1,315	1,460
Fannie Mae 4.00% 2041[6]	13,969	15,100
American Balanced Fund — Page 18 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[6]	$10,560	$11,416
Fannie Mae 4.00% 2041[6]	10,042	10,749
Fannie Mae 4.00% 2041[6]	6,381	6,903
Fannie Mae 4.00% 2041[6]	3,921	4,242
Fannie Mae 4.00% 2041[6]	3,032	3,280
Fannie Mae 4.00% 2041[6]	2,016	2,194
Fannie Mae 4.50% 2041[6]	8,718	9,519
Fannie Mae 5.00% 2041[6]	2,657	2,948
Fannie Mae 5.00% 2041[6]	2,190	2,431
Fannie Mae 5.00% 2041[6]	2,137	2,364
Fannie Mae 5.00% 2041[6]	1,929	2,142
Fannie Mae 5.00% 2041[6]	1,842	2,040
Fannie Mae 5.00% 2041[6]	1,778	1,974
Fannie Mae 5.00% 2041[6]	1,201	1,329
Fannie Mae 5.00% 2041[6]	974	1,081
Fannie Mae 5.00% 2041[6]	590	656
Fannie Mae 5.00% 2041[6]	584	649
Fannie Mae 5.00% 2041[6]	502	558
Fannie Mae 5.00% 2041[6]	293	326
Fannie Mae 5.00% 2041[6]	289	321
Fannie Mae 5.00% 2041[6]	180	199
Fannie Mae 5.00% 2041[6]	143	159
Fannie Mae 5.00% 2041[6]	115	128
Fannie Mae 5.00% 2041[6]	43	48
Fannie Mae 5.00% 2041[6]	39	43
Fannie Mae 5.00% 2041[6]	32	35
Fannie Mae 4.00% 2042[6]	30,983	33,528
Fannie Mae 4.00% 2042[6]	15,857	17,145
Fannie Mae 4.00% 2042[6]	10,447	11,305
Fannie Mae 4.00% 2042[6]	10,091	11,013
Fannie Mae 4.00% 2042[6]	8,303	8,977
Fannie Mae 4.00% 2042[6]	3,581	3,852
Fannie Mae 4.00% 2042[6]	2,672	2,874
Fannie Mae 5.00% 2042[6]	498	550
Fannie Mae 5.00% 2042[6]	258	285
Fannie Mae 3.00% 2043[6]	33,331	34,287
Fannie Mae 3.00% 2043[6]	32,873	33,817
Fannie Mae 3.00% 2043[6]	19,070	19,618
Fannie Mae 3.00% 2043[6]	18,526	19,056
Fannie Mae 3.00% 2043[6]	17,959	18,472
Fannie Mae 3.00% 2043[6]	15,232	15,667
Fannie Mae 3.00% 2043[6]	14,873	15,298
Fannie Mae 3.00% 2043[6]	14,416	14,826
Fannie Mae 3.00% 2043[6]	11,969	12,310
Fannie Mae 3.00% 2043[6]	9,884	10,168
Fannie Mae 3.00% 2043[6]	7,539	7,755
Fannie Mae 3.00% 2043[6]	4,246	4,368
Fannie Mae 3.00% 2043[6]	4,222	4,343
Fannie Mae 3.00% 2043[6]	4,136	4,254
Fannie Mae 3.00% 2043[6]	4,124	4,242
Fannie Mae 3.50% 2043[6]	35,875	37,695
Fannie Mae 3.50% 2043[6]	22,283	23,423
Fannie Mae 3.50% 2043[6]	16,479	17,318
Fannie Mae 3.50% 2043[6]	5,974	6,278
Fannie Mae 3.50% 2043[6]	2,841	2,987
American Balanced Fund — Page 19 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[6]	$16,009	$17,319
Fannie Mae 4.00% 2043[6]	9,397	10,149
Fannie Mae 4.00% 2043[6]	4,200	4,533
Fannie Mae 4.00% 2043[6]	2,994	3,267
Fannie Mae 4.00% 2043[6]	2,943	3,211
Fannie Mae 4.00% 2043[6]	1,001	1,088
Fannie Mae 4.00% 2043[6]	600	653
Fannie Mae 4.00% 2043[6]	557	605
Fannie Mae 4.00% 2043[6]	538	585
Fannie Mae 4.00% 2043[6]	460	501
Fannie Mae 4.00% 2043[6]	393	427
Fannie Mae 4.50% 2043[6]	18,054	19,682
Fannie Mae 4.50% 2043[6]	11,415	12,424
Fannie Mae 3.50% 2044[6]	22,973	24,111
Fannie Mae 3.50% 2044[6]	22,849	23,981
Fannie Mae 3.50% 2044[6]	2,244	2,355
Fannie Mae 4.00% 2045[6]	92,307	99,722
Fannie Mae 4.00% 2045[6]	84,069	90,803
Fannie Mae 4.00% 2045[6]	71,236	76,398
Fannie Mae 4.00% 2045[6]	44,723	48,348
Fannie Mae 4.00% 2045[6]	39,852	43,082
Fannie Mae 4.00% 2045[6]	26,172	28,293
Fannie Mae 4.00% 2045[6]	19,221	20,779
Fannie Mae 4.00% 2045[6]	17,463	18,728
Fannie Mae 3.00% 2046[6,7]	2,230	2,288
Fannie Mae 4.00% 2046[6]	139,283	149,372
Fannie Mae 4.50% 2046[6,7]	39,000	42,392
Fannie Mae 6.50% 2047[6]	310	352
Fannie Mae 6.50% 2047[6]	120	137
Fannie Mae 6.50% 2047[6]	81	92
Fannie Mae 7.00% 2047[6]	240	276
Fannie Mae 7.00% 2047[6]	130	149
Fannie Mae 7.00% 2047[6]	106	121
Fannie Mae 7.00% 2047[6]	89	102
Fannie Mae 7.00% 2047[6]	12	14
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.692% 2017[5,6]	9,221	9,198
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[6]	12,162	12,231
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[6]	21,843	22,469
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[6]	14,000	14,581
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.305% 2023[5,6]	16,000	17,016
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[5,6]	19,245	20,583
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[5,6]	16,585	18,063
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[5,6]	16,865	17,948
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[5,6]	18,000	19,337
Fannie Mae, Series 2001-4, Class NA, 9.725% 2025[5,6]	8	9
Fannie Mae, Series 2001-20, Class D, 10.958% 2031[5,6]	1	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[6]	1,425	1,273
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[6]	257	302
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	177	205
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	336	395
Fannie Mae, Series 2002-W1, Class 2A, 6.286% 2042[5,6]	363	429
Freddie Mac 5.00% 2023[6]	3,130	3,381
Freddie Mac 5.00% 2023[6]	2,217	2,397
Freddie Mac 5.00% 2023[6]	1,327	1,434
Freddie Mac 5.00% 2023[6]	622	673
American Balanced Fund — Page 20 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2023[6]	$611	$661
Freddie Mac 5.00% 2023[6]	523	565
Freddie Mac 5.00% 2024[6]	4,029	4,337
Freddie Mac 6.50% 2027[6]	592	682
Freddie Mac 6.50% 2027[6]	304	351
Freddie Mac 6.50% 2027[6]	89	103
Freddie Mac 6.50% 2028[6]	384	444
Freddie Mac 3.00% 2034[6]	63,328	65,788
Freddie Mac 3.00% 2035[6]	18,664	19,392
Freddie Mac 3.00% 2035[6]	3,926	4,079
Freddie Mac 3.00% 2035[6]	3,825	3,972
Freddie Mac 3.50% 2035[6]	58,477	61,657
Freddie Mac 3.50% 2035[6]	52,687	55,570
Freddie Mac 3.50% 2035[6]	38,785	40,912
Freddie Mac 3.50% 2035[6]	38,146	40,243
Freddie Mac 3.50% 2035[6]	26,124	27,545
Freddie Mac 3.50% 2035[6]	12,952	13,656
Freddie Mac 3.50% 2035[6]	12,284	12,952
Freddie Mac 3.50% 2035[6]	9,854	10,390
Freddie Mac 5.50% 2037[6]	366	411
Freddie Mac 5.50% 2037[6]	70	78
Freddie Mac 5.50% 2038[6]	262	295
Freddie Mac 5.50% 2038[6]	103	115
Freddie Mac 6.00% 2038[6]	1,699	1,933
Freddie Mac 6.00% 2038[6]	243	277
Freddie Mac 5.50% 2039[6]	381	427
Freddie Mac 2.722% 2040[5,6]	80	84
Freddie Mac 4.50% 2040[6]	14,252	15,540
Freddie Mac 4.50% 2040[6]	738	804
Freddie Mac 4.50% 2041[6]	2,036	2,220
Freddie Mac 4.50% 2041[6]	1,696	1,843
Freddie Mac 4.50% 2041[6]	803	877
Freddie Mac 4.50% 2041[6]	545	594
Freddie Mac 4.50% 2041[6]	373	406
Freddie Mac 4.50% 2041[6]	116	126
Freddie Mac 5.00% 2041[6]	733	811
Freddie Mac 4.00% 2043[6]	2,629	2,838
Freddie Mac 4.00% 2043[6]	1,072	1,157
Freddie Mac 4.00% 2043[6]	988	1,068
Freddie Mac 4.00% 2043[6]	787	856
Freddie Mac 4.00% 2043[6]	494	539
Freddie Mac 4.00% 2044[6]	8,080	8,731
Freddie Mac 4.00% 2045[6,7]	314,650	335,367
Freddie Mac 4.00% 2045[6]	93,486	101,008
Freddie Mac 4.00% 2045[6]	43,602	47,391
Freddie Mac 4.00% 2045[6]	25,021	27,188
Freddie Mac 4.00% 2045[6]	14,342	15,482
Freddie Mac 3.50% 2046[6,7]	100,000	104,725
Freddie Mac 4.00% 2046[6,7]	114,450	122,187
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	7,560	8,091
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[6]	2,852	2,879
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[6]	16,000	16,434
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	16,555	17,074
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[6]	15,904	16,639
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[6]	23,000	24,642
American Balanced Fund — Page 21 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2013-DN2, Class M-1, 1.883% 2023[5,6]	$6,332	$6,344
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	1,075	1,104
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[6]	7,790	8,073
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[5,6]	16,500	18,119
Freddie Mac, Series 2013-DN1, Class M-1, 3.833% 2023[5,6]	8,559	8,759
Freddie Mac, Series 2014-DN2, Class M-1, 1.283% 2024[5,6]	2,613	2,613
Freddie Mac, Series 2014-DN1, Class M-1, 1.433% 2024[5,6]	5,892	5,894
Freddie Mac, Series 2014-HQ2, Class M-1, 1.883% 2024[5,6]	12,292	12,338
Freddie Mac, Series 2014-DN2, Class M-2, 2.083% 2024[5,6]	11,535	11,388
Freddie Mac, Series 2014-HQ1, Class M-1, 2.083% 2024[5,6]	6,892	6,916
Freddie Mac, Series 2014-HQ3, Class M-1, 2.083% 2024[5,6]	4,156	4,168
Freddie Mac, Series 2014-HQ2, Class M-2, 2.633% 2024[5,6]	21,320	21,013
Freddie Mac, Series 2014-DN4, Class M-2, 2.833% 2024[5,6]	7,410	7,484
Freddie Mac, Series 2014-HQ1, Class M-2, 2.933% 2024[5,6]	11,100	11,200
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[6]	36,400	38,672
Freddie Mac, Series 2015-HQ2, Class M-1, 1.533% 2025[5,6]	3,235	3,236
Freddie Mac, Series 2015-DN1, Class M-1, 1.683% 2025[5,6]	2,924	2,929
Freddie Mac, Series 2015-HQ2, Class M-2, 2.383% 2025[5,6]	11,200	10,911
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[6]	13,505	14,083
Freddie Mac, Series K048, Class A2, multifamily 3.284% 2025[5,6]	34,275	37,033
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[6]	20,000	21,654
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[5,6]	11,440	12,386
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.583% 2028[5,6]	2,747	2,745
Freddie Mac, Series T-041, Class 3-A, 5.959% 2032[5,6]	1,753	2,035
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	3,605	3,236
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	2,420	2,311
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	4,183	4,711
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[5,6]	3,245	3,242
Government National Mortgage Assn. 10.00% 2021[6]	93	104
Government National Mortgage Assn. 6.00% 2038[6]	9,963	11,437
Government National Mortgage Assn. 6.50% 2038[6]	5,036	5,870
Government National Mortgage Assn. 4.00% 2039[6]	2,087	2,233
Government National Mortgage Assn. 4.00% 2039[6]	1,885	2,017
Government National Mortgage Assn. 4.00% 2039[6]	1,210	1,295
Government National Mortgage Assn. 4.00% 2040[6]	15,236	16,589
Government National Mortgage Assn. 4.00% 2040[6]	11,106	11,954
Government National Mortgage Assn. 4.00% 2040[6]	3,489	3,746
Government National Mortgage Assn. 4.00% 2040[6]	3,229	3,515
Government National Mortgage Assn. 4.00% 2040[6]	3,059	3,312
Government National Mortgage Assn. 4.00% 2040[6]	1,853	1,989
Government National Mortgage Assn. 4.00% 2040[6]	1,667	1,790
Government National Mortgage Assn. 4.00% 2041[6]	23,862	25,613
Government National Mortgage Assn. 4.00% 2041[6]	3,104	3,333
Government National Mortgage Assn. 4.00% 2041[6]	1,778	1,902
Government National Mortgage Assn. 4.00% 2041[6]	366	393
Government National Mortgage Assn. 4.50% 2043[6]	3,417	3,672
Government National Mortgage Assn. 4.00% 2044[6]	250	268
Government National Mortgage Assn. 3.50% 2045[6]	47,727	50,535
Government National Mortgage Assn. 3.50% 2045[6]	35,760	37,864
Government National Mortgage Assn. 4.00% 2045[6]	380,872	408,044
Government National Mortgage Assn. 4.00% 2045[6]	107,238	114,831
Government National Mortgage Assn. 4.00% 2045[6]	70,881	75,905
Government National Mortgage Assn. 4.00% 2045[6]	19,611	20,998
Government National Mortgage Assn. 4.50% 2045[6]	120,257	129,212
Government National Mortgage Assn. 4.50% 2045[6]	108,801	116,919
American Balanced Fund — Page 22 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2045[6]	$70,502	$75,818
Government National Mortgage Assn. 4.50% 2045[6]	51,183	54,979
Government National Mortgage Assn. 4.50% 2045[6]	50,369	54,095
Government National Mortgage Assn. 4.50% 2045[6]	30,443	32,696
Government National Mortgage Assn. 5.104% 2061[6]	1,605	1,695
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.892% 2038[5,6]	3,532	3,538
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.892% 2038[5,6]	139	139
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[6]	3,975	4,057
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	32,604	33,280
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[6]	33,764	35,211
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[6]	8,422	8,468
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.794% 2045[5,6]	3,010	3,096
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[6]	8,700	9,276
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,6]	14,110	14,140
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,6]	4,325	4,335
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,6]	1,250	1,253
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[5,6]	859	860
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[5,6]	2,848	2,846
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.935% 2045[5,6]	7,226	7,226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,6]	3,013	3,013
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,6]	1,754	1,788
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[5,6]	5,057	5,144
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[6]	5,027	5,139
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[5,6]	46,327	47,653
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[5,6]	32,028	32,911
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[6]	18,383	19,015
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[5,6]	13,973	14,477
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[6]	18,015	18,049
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[6]	9,277	9,420
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[6]	15,596	15,670
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[6]	1,845	1,946
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[6]	13,500	14,395
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	9,549	10,463
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.852% 2044[5,6]	6,405	6,640
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[6]	41,794	42,686
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[6]	27,951	28,546
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[5,6]	2,675	2,719
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[5,6]	24,060	24,941
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.153% 2045[5,6]	11,575	11,952
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[5,6]	1,304	1,310
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[5,6]	8,000	8,238
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.945% 2046[5,6]	4,847	4,840
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.864% 2049[5,6]	9,969	10,334
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[6]	4,000	4,254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[6]	3,380	3,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[6]	10,000	10,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[6]	4,500	4,740
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,6]	14,570	15,324
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	22,320	22,622
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	4,500	4,642
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.918% 2049[5,6]	20,113	20,864
National Australia Bank 2.00% 2017[3,6]	500	504
National Australia Bank 1.25% 2018[3,6]	14,120	14,077
National Australia Bank 2.00% 2019[3,6]	4,925	4,973
National Australia Bank 2.125% 2019[3,6]	11,000	11,133
American Balanced Fund — Page 23 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
National Bank of Canada 2.20% 2016[3,6]	$600	$604
Nordea Eiendomskreditt AS 2.125% 2017[3,6]	700	704
Royal Bank of Canada 1.125% 2017[6]	1,000	1,001
Royal Bank of Canada 2.00% 2019[6]	3,550	3,596
Royal Bank of Canada 2.20% 2019[6]	37,700	38,446
Royal Bank of Canada 1.875% 2020[6]	31,650	31,838
Royal Bank of Canada 2.10% 2020[6]	5,000	5,050
Royal Bank of Canada 2.30% 2021[6]	7,000	7,069
Sparebank 1 Boligkreditt AS 2.625% 2016[3,6]	400	401
Sparebank 1 Boligkreditt AS 2.30% 2017[3,6]	750	760
Station Place Securitization Trust, Series 2016-1, Class A, 1.436% 2048[2,5,6]	16,000	16,000
Swedbank AB 2.125% 2016[3,6]	525	527
Swedbank AB 1.375% 2018[3,6]	925	925
Toronto-Dominion Bank 1.625% 2016[3,6]	400	401
Toronto-Dominion Bank 1.50% 2017[3,6]	65,000	65,287
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[6]	14,000	14,299
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[5,6]	2,893	2,903
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[6]	10,000	10,271
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.703% 2049[5,6]	31,635	32,383
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.946% 2051[5,6]	17,000	17,586
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[6]	3,030	3,125
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[6]	2,700	2,882
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[6]	10,775	11,475
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.794% 2035[5,6]	7,148	7,182
Westpac Banking Corp. 2.45% 2016[3,6]	575	580
Westpac Banking Corp. 1.25% 2017[3,6]	800	798
Westpac Banking Corp. 1.375% 2018[3,6]	3,325	3,322
Westpac Banking Corp. 1.85% 2018[3,6]	8,300	8,365
Westpac Banking Corp. 2.00% 2019[3,6]	28,300	28,602
Westpac Banking Corp. 2.25% 2020[3,6]	12,500	12,648
Westpac Banking Corp. 2.00% 2021[3,6]	10,825	10,789
Westpac Banking Corp. 2.10% 2022[3]	6,500	6,535
		6,254,135
Asset-backed obligations 1.42%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,6]	16,535	16,803
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,6]	55,500	56,581
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,6]	18,500	18,496
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,6]	11,665	11,608
Ally Master Owner Trust, Series 2014-4, Class A1, 0.836% 2019[5,6]	10,000	9,961
Ally Master Owner Trust, Series 2014-1, Class A1, 0.906% 2019[5,6]	6,985	6,977
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[6]	7,675	7,663
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	13,510	13,589
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[6]	4,706	4,701
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[6]	700	701
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2018[6]	95	95
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[6]	6,300	6,292
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[6]	11,125	11,100
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[6]	8,705	8,704
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	3,190	3,223
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[6]	1,310	1,386
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,6]	932	931
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,6]	23,443	23,443
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[3,6]	1,122	1,122
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,6]	5,580	5,579
American Balanced Fund — Page 24 of 33

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[6]	$15,110	$15,174
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.129% 2020[2,3,5,6]	5,537	5,412
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.522% 2021[2,3,5,6]	12,145	11,919
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[6]	12,600	12,605
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.861% 2026[3,5,6]	11,728	11,723
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,6]	2,524	2,522
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,6]	26,435	26,452
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,6]	4,150	4,156
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,6]	12,701	12,681
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,6]	4,148	4,148
Citi Held For Issuance, Series 2015-PM-3, Class B, 4.31% 2022[3,6]	2,590	2,449
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,6]	3,445	3,431
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.582% 2020[5,6]	8,000	8,118
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[6]	16,725	17,081
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,6]	2,558	2,575
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,6]	2,253	2,250
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,6]	4,730	4,723
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,6]	1,250	1,259
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,6]	10,350	10,404
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,6]	960	964
CWABS, Inc., Series 2004-BC1, Class M-1, 1.183% 2034[5,6]	2,349	2,257
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[6]	7,595	7,740
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,6]	3,371	3,377
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,6]	1,875	1,874
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,6]	6,000	6,010
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,6]	20,720	20,760
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,6]	7,910	7,798
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,6]	9,500	9,481
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,6]	20,790	20,538
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,6]	29,000	28,937
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,6]	7,478	7,485
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,6]	2,730	2,756
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,6]	4,680	4,665
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[3,6]	5,000	4,980
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,6]	8,058	8,026
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,6]	16,553	16,457
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[6]	7,555	7,542
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[6]	9,318	9,321
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[6]	5,722	5,721
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,6]	4,250	4,309
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,6]	19,800	19,919
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,6]	26,380	26,743
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,6]	64,270	64,382
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,6]	51,470	52,050
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[6]	18,860	18,885
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[6]	14,390	14,462
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.636% 2041[3,5,6]	5,425	5,263
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 0.636% 2041[3,5,6]	4,647	4,457
Henderson Receivables LLC, Series 2015-2A, Class A, 3.87% 2058[3,6]	3,857	3,814
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,6]	7,226	7,060
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[3,6]	7,078	6,964
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,6]	2,829	2,820
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.842% 2028[3,5,6]	10,830	10,835
American Balanced Fund — Page 25 of 33

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,6]	$13,333	$13,327
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,6]	23,840	23,447
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,6]	18,085	18,426
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	31,211	31,219
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,6]	1,263	1,259
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,6]	3,385	3,331
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[6]	12,997	12,990
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,6]	5,843	5,748
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.113% 2035[5,6]	4,471	4,357
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.936% 2021[3,5,6]	2,667	2,659
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.916% 2022[3,5,6]	1,453	1,452
Navient Student Loan Trust, Series 2015-2, Class A-3, 1.003% 2040[5,6]	2,725	2,580
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 2047[3,6]	8,000	8,011
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,6]	4,384	4,387
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,6]	6,000	5,921
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[3,6]	22,436	22,242
Onemain Financial Issuance Trust, Series 2016-2-A, Class A, 4.10% 2028[3,6]	7,000	7,053
Onemain Financial Issuance Trust, Series 2016-1-A, Class A, 3.66% 2029[3,6]	5,260	5,199
Onemain Financial Issuance Trust, Series 2016-1-A, Class B, 4.57% 2029[3,6]	3,000	2,872
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[6]	697	720
RAMP Trust, Series 2003-RZ4, Class A-7, 5.29% 2033[5,6]	205	212
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[6]	378	392
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[6]	977	980
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-2, 0.72% 2018[6]	1,146	1,145
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[6]	5,193	5,191
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[6]	12,202	12,199
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[6]	4,799	4,799
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[6]	3,926	3,927
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[6]	9,955	9,969
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[6]	185	185
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[6]	15,175	15,171
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[6]	9,425	9,448
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[6]	7,255	7,262
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[6]	9,489	9,517
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[6]	5,000	5,025
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[3,6]	1,040	1,053
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 2020[6]	4,500	4,497
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[6]	11,496	11,536
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[6]	1,275	1,290
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	15,310	15,296
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[6]	17,985	18,007
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	125	125
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	7,100	7,120
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 1.119% 2017[5,6]	3,134	3,132
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.036% 2022[3,5,6]	2,177	2,171
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,6]	2,100	2,074
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.483% 2035[3,5,6]	6,985	6,802
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,6]	25,326	25,329
Solarcity LMC Series LLC, Series 2015-1, Class A, 4.18% 2045[2,3,6]	7,284	6,919
South Carolina Student Loan Corp., Series 2014-1, Class A1, 1.189% 2030[5,6]	4,550	4,357
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.439% 2033[5,6]	12,240	11,725
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.939% 2035[5,6]	3,350	2,885
American Balanced Fund — Page 26 of 33

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,6]	$4,540	$4,522
Trade Maps Ltd., 2013-1-A-A, 1.142% 2018[3,5,6]	12,320	12,243
Trade Maps Ltd., 2013-1-A-B, 1.679% 2018[3,5,6]	2,220	2,197
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[6]	2,833	2,833
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[6]	3,510	3,569
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[6]	2,625	2,810
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[6]	37,000	36,647
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,6]	2,629	2,625
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,6]	4,500	4,499
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.916% 2022[5,6]	2,625	2,620
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[6]	8,990	8,990
		1,257,184
Federal agency bonds & notes 0.97%
CoBank, ACB 1.234% 2022[3,5]	25,105	23,661
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[6]	6,088	6,285
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[6]	3,566	3,686
Fannie Mae 0.375% 2016	64,125	64,084
Fannie Mae 0.625% 2016	62,975	62,997
Fannie Mae 0.875% 2018	10,000	10,017
Fannie Mae 1.00% 2019	15,000	15,030
Fannie Mae 1.375% 2021	15,000	15,019
Fannie Mae 2.625% 2024	73,995	78,110
Fannie Mae 6.25% 2029	4,000	5,719
Federal Farm Credit Banks 0.488% 2017[5]	23,143	23,139
Federal Farm Credit Banks 0.491% 2017[5]	31,250	31,247
Federal Home Loan Bank 0.50% 2016	35,895	35,866
Federal Home Loan Bank 2.125% 2016	61,140	61,312
Federal Home Loan Bank 1.875% 2020	25,660	26,229
Federal Home Loan Bank 3.375% 2023	16,840	18,648
Federal Home Loan Bank 5.50% 2036	600	830
Freddie Mac 0.50% 2016	114,105	114,086
Freddie Mac 2.50% 2016	83,400	83,649
Freddie Mac 0.75% 2018	60,932	60,890
Freddie Mac 1.125% 2019	15,000	15,075
Freddie Mac 2.375% 2022	27,000	28,374
Private Export Funding Corp. 2.80% 2022	3,125	3,316
Private Export Funding Corp. 3.55% 2024	25,897	28,764
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	14,795
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,750	3,896
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	6,136
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,000	3,176
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,860
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[6]	802	850
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[6]	4,164	4,590
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 2.94% 2033[6]	1,500	1,535
		859,871
American Balanced Fund — Page 27 of 33

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.26%	Principal amount (000)	Value (000)
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	$9,205	$9,217
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	10,000	10,972
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	2,300	2,303
FMS Wertmanagement 1.625% 2018	5,000	5,073
Instituto de Credito Oficial 1.125% 2016[3]	9,000	9,000
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,085
Israeli Government 3.15% 2023	35,000	36,646
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	9,029
Province of Manitoba 3.05% 2024	13,500	14,353
Province of Ontario 3.20% 2024	10,000	10,726
Spanish Government 4.00% 2018[3]	54,950	57,428
Swedish Export Credit Corp. 2.875% 2023[3]	3,000	2,970
United Mexican States Government Global 3.60% 2025	32,600	33,334
United Mexican States Government Global 4.125% 2026	14,650	15,397
United Mexican States Government Global 5.55% 2045	15,000	16,669
		234,202
Municipals 0.12%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.68% 2038 (put 2017)[5]	2,400	2,397
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,509
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,250	2,349
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,855	1,979
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,295	2,487
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,660	1,760
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	205	215
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,138
State of Georgia, Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	190	192
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[6]	1,116	1,081
State of Iowa, Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[6]	719	685
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,205	1,270
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	855	882
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	870	927
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	3,350	3,371
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,825	4,041
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	600	636
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 1.01% 2032[5]	5,000	4,495
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[6]	1,225	1,184
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[6]	1,315	1,277
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	300	307
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,250	1,335
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	9,175	9,843
State of Mississippi, Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	380	409
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,430	1,531
American Balanced Fund — Page 28 of 33

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	$305	$309
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	440	451
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	14,992
State of New Mexico, Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	640	664
State of Oklahoma, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	825	900
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.93% 2029[5]	10,200	7,556
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	4,250	4,596
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,355	1,428
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	690	720
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	835	893
State of Washington, Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	620	636
State of Washington, Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	205	210
		103,655
Miscellaneous 0.21%
Other bonds & notes in initial period of acquisition		182,355
Total bonds, notes & other debt instruments (cost: $29,375,817,000)		30,077,328
Short-term securities 8.11%
Alphabet Inc. 0.54% due 6/23/2016[3]	59,000	58,940
CAFCO, LLC 0.57% due 5/25/2016	50,000	49,963
Caterpillar Financial Services Corp. 0.44% due 5/17/2016	50,000	49,972
Chariot Funding, LLC 1.00% due 10/18/2016[3]	25,000	24,874
Chevron Corp. 0.42%–0.47% due 4/25/2016–5/13/2016[3]	193,700	193,636
Ciesco LLC 0.50% due 5/3/2016	75,000	74,971
Coca-Cola Co. 0.47%–0.51% due 4/28/2016–6/13/2016[3]	176,400	176,307
Emerson Electric Co. 0.39% due 4/7/2016[3]	25,000	24,998
Emerson Electric Co. 0.44%–0.54% due 4/22/2016–5/12/2016[3]	153,700	153,647
Fannie Mae 0.21%–0.34% due 4/18/2016–4/27/2016	266,506	266,473
Federal Farm Credit Banks 0.40% due 7/1/2016	50,000	49,967
Federal Home Loan Bank 0.30%–0.60% due 4/1/2016–9/2/2016	3,571,900	3,570,323
Freddie Mac 0.27%–0.51% due 4/5/2016–8/8/2016	893,700	893,211
John Deere Financial Inc. 0.40% due 4/22/2016[3]	20,000	19,996
JPMorgan Chase & Co. 0.00% due 2/26/2017[5]	100,000	100,000
Microsoft Corp. 0.43% due 5/25/2016[3]	47,500	47,472
NetJets Inc. 0.28% due 4/1/2016[3]	60,700	60,700
Paccar Financial Corp. 0.39% due 4/15/2016	24,000	23,996
Parker-Hannifin Corp. 0.36% due 4/13/2016[3]	23,400	23,397
Pfizer Inc 0.47%–0.49% due 5/2/2016–6/23/2016[3]	96,500	96,441
Private Export Funding Corp. 0.43% due 5/9/2016[3]	30,000	29,987
Regents of the University of California 0.49% due 5/16/2016	31,900	31,880
U.S. Bank, N.A. 0.00% due 6/20/2016	75,000	75,021
U.S. Treasury Bills 0.20%–0.55% due 4/7/2016–8/25/2016	812,000	811,718
USAA Capital Corp. 0.35% due 4/5/2016	16,200	16,199
American Balanced Fund — Page 29 of 33

unaudited
Short-term securities	Principal amount (000)	Value (000)
Walt Disney Co. 0.48% due 4/29/2016[3]	$50,000	$49,985
Wells Fargo Bank, N.A. 0.00% due 4/22/2016–5/16/2016	190,500	190,494
Total short-term securities (cost: $7,162,950,000)		7,164,568
Total investment securities 100.82% (cost: $71,617,989,000)		89,109,770
Other assets less liabilities (0.82)%		(723,478)
Net assets 100.00%		$88,386,292
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $86,853,000, which represented .10% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,875,148,000, which represented 4.38% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 30 of 33

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Balanced Fund — Page 31 of 33

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$8,710,357	$—	$—	$8,710,357
Financials	7,653,901	21,778	—	7,675,679
Information technology	7,603,743	—	—	7,603,743
Consumer staples	6,833,536	—	—	6,833,536
Health care	5,607,027	—	—	5,607,027
Industrials	4,335,097	—	—	4,335,097
Energy	4,111,568	—	—	4,111,568
Materials	2,488,484	—	—	2,488,484
Telecommunication services	218,081	—	—	218,081
Utilities	187,429	—	—	187,429
Miscellaneous	4,091,993	—	—	4,091,993
Preferred securities	—	4,880	—	4,880
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	11,323,601	—	11,323,601
Corporate bonds & notes	—	9,862,325	—	9,862,325
Mortgage-backed obligations	—	6,254,135	—	6,254,135
Asset-backed obligations	—	1,239,853	17,331	1,257,184
Federal agency bonds & notes	—	859,871	—	859,871
Bonds & notes of governments & government agencies outside the U.S.	—	234,202	—	234,202
Municipals	—	103,655	—	103,655
Miscellaneous	—	182,355	—	182,355
Short-term securities	—	7,164,568	—	7,164,568
Total	$51,841,216	$37,251,223	$17,331	$89,109,770
*	Securities with a value of $0, which represented 0.000000% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,631,586
Gross unrealized depreciation on investment securities	(1,246,077)
Net unrealized appreciation on investment securities	17,385,509
Cost of investment securities	71,724,261

American Balanced Fund — Page 32 of 33

unaudited
Key to abbreviations
ADR = American Depositary Receipts	Econ. = Economic
Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Dept. = Department	G.O. = General Obligation
Dev. = Development	Ref. = Refunding
Dist. = District	Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-0516O-S49206	American Balanced Fund — Page 33 of 33

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __Gregory D. Johnson_______________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __Gregory D. Johnson_______________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 27, 2016

By __Kimberley H. Monasterio____________________
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: May 27, 2016